SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

Detailed below are the most relevant accounting policies used by the Company for the preparation of these recast consolidated financial statements, which have been applied uniformly with respect to comparative years.

a)    Going Concern

The recast consolidated financial statements have been prepared on a going concern basis as there is a reasonable expectation that Telecom Argentina and its subsidiaries will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months).

b)    Foreign Currency Translation

Items included in the financial statements of each of Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The recast consolidated financial statements are presented in Argentine pesos, which is the functional currency of all Company’s subsidiaries located in Argentina. In general, the functional currency for the Company’s foreign subsidiaries is the respective legal currency of each country, except for Opalker and its subsidiaries Ubiquo and Parklet, where functional currency is the US dollar.

The assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the reporting date, while income and expenses are translated at the average exchange rates for the year. Translation differences resulting from the application of this method are recognized under Other Comprehensive Income. The cash flows of foreign consolidated subsidiaries expressed in foreign currencies included in the recast consolidated financial statements are translated at the average exchange rates for each year.

c)    Foreign Currency Transactions

Transactions in foreign currencies are translated into the functional currency using the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the foreign exchange rate prevailing at the reporting date. Exchange differences recognized in real terms, are included in the consolidated income statement in the items “Foreign currency exchange gains (losses) on borrowings” and “Other foreign currency exchange gains (losses)” within the line items “Financial results from borrowings” and “Other financial results, net”, respectively, except when they are deferred in equity for transactions that qualify as cash flow hedges, if applicable.

d)    Principles of consolidation and equity method

d.1) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity where the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Company (see item d.7) to this Note).

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and statement of financial position respectively.

Inter-company transactions, balances and unrealised gains on transactions between Telecom and its subsidiaries are eliminated.

The subsidiaries’ financial statements cover the same periods and are prepared as of the same closing date and in accordance with the same accounting policies as those of the Company.

Note 1.b) details the subsidiaries, together with the interest percentages held directly or indirectly in each subsidiary’s capital stock and votes, main activity and country of origin as of December 31, 2024.

d.2) Transactions with non-controlling interests

The Company considers any transactions executed with non-controlling shareholders that do not result in a loss of control, as transactions among shareholders. A change in the equity interests held by the Company is considered as an adjustment in the book value of controlling interests and non-controlling interests to reflect the changes in its relative interests. The differences between the amount for which non-controlling interests are adjusted and the fair value of the consideration paid or received and attributed to the shareholders of the controlling company will be directly recognized in “Other comprehensive income (loss)” in the equity attributed to the parent company.

d.3) Investments in Associates

Associates are all entities over which the Company has significant influence but not control or joint control. This is generally the case where the group holds between 20% and 50% of the voting rights.

Investments in associates are accounted for using the equity method (see item d.5) to this Note), after initially being recognised at cost.

Note 4.a) details the investments in associates, together with the interest percentages held directly or indirectly in each company’s capital stock and votes, main activity and country of origin as of December 31, 2024.

d.3.1) Investment in TSMA

As of December 31, 2023, the Company held 50.1% of the voting rights of TSMA, while the other shareholder held the remaining 49.9% of the shares. The parties signed a shareholders’ agreement (“Agreement”) that established, among other things, the rights and obligations of both parties concerning their participation in said company. According to the Agreement, the other shareholder operated and managed the business, and Telecom primarily provided advise on commercial issues, so Telecom did not have the ability to use its power over the investee to influence the returns of said company, exercising significant influence and valuing its investment as an associate.

On September 14, 2024, the Company signed a share exchange and transfer agreement with El Hombre Mil S.A. (“EHM”), controlling Company of TSMA and Ver TV.

Following this share exchange and transfer, Telecom holds 100% of the shares of TSMA. For more details, see Note 28. 1).

d.4) Joint arrangements

Under IFRS 11 “Joint Arrangements” investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor.

d.4.1) Joint operation

The Company, in relation to its participation in a joint operation, recognises its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses.

Telecom held a 50% share in the UTE Ertach – Telecom Argentina (“UTE”), which was engaged in the provision of data transmission services and the order channels required to integrate the public administration agencies of the Province of Buenos Aires and the municipal agencies in a single provincial data communication network, whose contract ended on July 27, 2022. On November 30, 2023, the liquidators approved the final liquidation and the registry cancellation of the UTE contract which was registered in the IGJ on February 1, 2024.

d.4.2) Joint venture

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost in the consolidated statement of financial position.

In April 2023, the Company acquired a 50% shareholding in OPH.

d.5) Equity method

Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Company’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Company’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.

The Company’s investment in associates includes the goodwill identified at the time of the acquisition, net of any impairment losses. For more information on impairment of Fixed Assets, see item m) to this Note.

Unrealised gains on transactions between the Company and its associates and joint ventures are eliminated to the extent of the group’s interest in these entities.

The associates’ and joint ventures´ financial statements cover the same periods and are prepared as of the same closing date as those of the Company’s. Adjustments were made, where necessary, to the associates’ extra-accounting information so that their accounting policies are in line with those used by the Company.

d.6) Consolidation of structured entities

The Company, through one of its subsidiaries located in Uruguay, has executed certain agreements with other companies for the purpose of rendering on behalf of and by order of such companies’ certain installation services, collections, administration of subscribers, marketing and technical assistance, financial and general business advising, with respect to cable television services in Uruguay. The Company maintains control of these entities in accordance with the guidelines of IFRS 10, so the recast consolidated financial statements include their assets, liabilities, and results. Since the Company does not hold an equity interest in these companies, the offsetting entry of the net effect of the consolidation of the assets, liabilities and results of these companies is disclosed under the line items “Equity attributable to non-controlling interests” and “Net Income attributable to non-controlling interests”.

d.7) Business Combinations

The Company applies the acquisition method of accounting for business combinations. The consideration for each acquisition is measured at fair value of the assets given (acquisition cost).

The identifiable assets and the liabilities assumed of the acquired company that meet the conditions for recognition under IFRS 3 are recognized at fair value at the acquisition date, except for certain particular cases provided by such standard.

Any excess between: a) the sum of the consideration transferred, plus non-controlling interests (valued at fair value or at their proportional participation on identifiable net assets), plus acquisition‑date fair value of the acquirer’s previously held equity interest in the acquire (if any) and b) the net of the acquisition‑date amounts of the identifiable assets acquired and the liabilities assumed determined on the acquisition date, is recognized as goodwill. Otherwise, the gain is immediately recognized in the income statement.

Acquisition direct costs are recognized in the Income Statements when they are incurred.

For more details on the acquisitions made by the Company and its subsidiaries, see Notes 1.b) and 28.

d.8) Business combinations under common control

The business combinations between companies under common control, which are accounted for considering the book value of the acquired company in the parent company. Unrealized result is also eliminated unless the transaction provides evidence of the asset transferred.

e)    Revenues

Revenues are recognized (net of discounts and returns) to the extent the sales agreement has commercial substance, provided it is considered probable that economic benefits will flow to the Company and their amount can be measured reliably.

The Company discloses its revenues into two large groups: services and equipment. Revenues from sales of services are recognized at the time services are rendered to the customers. Revenues from sales of equipment are recognized at the point in time when the control is transferred and the performance obligation is performed.

The main performance obligations of Telecom and its subsidiaries are:

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Mobile Services: include mainly consist of monthly basic fees, revenues on prepaid calling cards and online recharges, airtime usage charges, roaming and interconnection charges, VAS charges, and other services. Telecom provides mobile services in Argentina and Paraguay.

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Internet Services: include mainly consist of fixed monthly fees received from residential and corporate customers (mainly high-speed subscriptions – broadband and non-dedicated internet-). Telecom provides internet services in Argentina and Paraguay.

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Cable Television Services: include mainly consist of monthly fees and certain variable consumption fees related to on demand services. Telecom provides cable television services in Argentina, Uruguay and Paraguay.

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Fixed and Data Services: include mainly consist of voice services monthly fees, measured service and monthly fees for additional services (among them, call waiting, itemized billing and voicemail), interconnection services, capacity leases and data transmission services for companies (among others; private networks, dedicated lines, broadcasting signal transport, cybersecurity and IOT solution – internet of things –). Telecom provides fixed and Data services in Argentina, USA, Uruguay, Paraguay and Chile.

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Other Services Revenues: include mainly revenues from billing remuneration and collection management on behalf of third parties, revenues related to fintech services, administrative revenues and revenues from the sale of advertising space, among others.

Revenues from transactions that include more than one item have been recognized separately to the extent they have commercial substance on their own. In those cases, in which payment is deferred in time, such as construction contracts, the effect of the time value of money must be accounted for. Non-refundable up-front connection fees (one-time revenues), generated at the beginning of the relationship with the customers, are deferred and charged to income over the term of the contract or, in the case of indefinite period contracts, over the average period of the customer relationship.

Monthly fees paid in advance are disclosed net of trade receivables until the service is rendered.

Revenues on construction contracts are recognized based on the stage of completion (percentage of completion method). Such method provides an accurate representation of the transfer of goods in construction contracts because revenues are recognized based on the progress of the construction. When the outcome of a construction contract can be estimated reliably, the revenues and costs associated with the construction contract are recognized as revenues and expenses respectively by reference to the stage of completion of the contract activity at the end of the reporting period. When it is probable that total contract costs will exceed total contract revenues, the expected losses are immediately recognized as expenses.

During the years ended December 31, 2024 and 2023, the Company has not recognized income from construction contracts. However, during the year ended December 31, 2022 the Company recognized revenues from construction contracts in the amount of $16,021 million.

f)    Financial Instruments

At initial recognition, the Company measures financial assets and liabilities at its fair value.In the case of a financial asset, not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to its acquisition or issuance will be added or removed.

f.1) Financial Assets

Classification and measurement

The Company classifies its financial assets other than DFI in the following measurement categories:

-Amortised cost: Assets that are held for collection of contractual cash flows, where those cashflows represent solely payments of principal and interest, are measured at amortised cost.

-Fair value: Assets that do not meet the criteria for amortised cost are measured at fair value (either through OCI or through profit or loss).

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. As of December 31, 2024 and 2023, the Company only maintains financial assets measured at amortised cost and financial assets measured fair value through profit or loss.

Interest income and expenses from financial assets at amortised cost is included in “Other interest, net” within “Other financial results, net” using the effective interest rate method. Any gain or loss from financial assets at fair value for invesment is recognised in profit or loss and presented net in “Fair value gains/(losses) on financial assets at fair value through profit or loss” within “Other financial results, net” in the period in which it arises.

The Company reclassifies debt investments only when its business model for managing those assets changes.

Financial assets, excluding DFI, include:

Cash and Cash Equivalents

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed three months. Cash and cash equivalents are recorded according to their nature, at fair value or amortized cost.

The Company applies the indirect method to reconcile the net income for the year with the cash flows generated by its operations.

Bank overdrafts are disclosed in the consolidated statement of financial position as current borrowings and in the cash flow statements as financing activities of Telecom and its subsidiaries, because they are part of the short-term financial structure.

Trade and Other Receivables

Trade and other receivables are initially recognized at fair value and, in general, subsequently measured at amortized cost using the effective interest method, less allowances for doubtful accounts. For more information about the measurement of trade and other receivables, see Note 22.

Sometimes, mobile telephony customer pays for the handset the price net of the discount. Such discount is allocated between handset sale revenues and service revenues, generating, initially, the recognition of a contractual asset. Contractual assets are initially recognized at fair value and subsequently measured at amortized cost, less allowances for bad debts, if any.

The effects of the variation in the fair value of certain indemnifiable assets and the acquisition compensation credit impact the line Financial discounts on assets, debts and others in Other financial results, net.

Investments

Governments bonds include the Bonds issued by National, Provincial and Municipal Governments. Securities and bonds are measured at fair value.

Time deposits are held for collection of contractual cash flows, where those cashflows represent solely payments of principal and interest, are measured at amortised cost.

Investments in mutual funds are carried at fair value.

Impairment of Financial Assets

At the time of initial recognition of financial assets (and at each closing), the Company estimates the expected losses, with an early recognition of a provision, pursuant to IFRS 9.

Regarding trade receivables, and using the simplified approach provided by such standard, the Company measures the allowance for doubtful accounts for an amount equal to the lifetime expected credit losses.

The expected losses to be recognized are calculated based on a percentage of un-collectability per maturity ranges of each financial asset. For such purposes, the Company analyzes the performance of the financial assets grouped by type of market. Such historical percentage must contemplate the future collectability expectations regarding those financial assets and, therefore, those estimated changes in performance.

Derecognition of Financial Assets

The Company derecognizes a financial asset when the contractual rights to the cash flows of such assets expire or when it transfers the financial asset and, therefore, all the risks and benefits inherent to the ownership of the financial asset are transferred to another entity.

f.2) Financial Liabilities

Classification and measurement

Financial liabilities comprise trade payables, borrowings, leases liabilities and certain Other liabilities.

Financial liabilities are initially recognized at fair value and subsequently measured, generally, at amortized cost. For more information about the measurement of Financial liabilities, see Note 22.

Borrowings

Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method.

In the case of loan exchange, the Company analyzes whether the modifications therein are substantial or not, in order to define whether it is a cancellation or modification, respectively, of the original liability. If the analysis results in a cancellation, a new liability is recognized. If it is not accounted for as a cancellation, any costs or fees incurred adjust the carrying amount of the borrowing and are amortised over the remaining term of the modified borrowing. The results generated by the renegotiation of loans are included in the line “Borrowings renegotiation results” within Financial results from borrowings.

Other liabilities

Below are some particular issues regarding certain financial liabilities included in Other liabilities.

Funds to be paid to customers correspond to the amounts owed to users of the digital wallet, held by the subsidiary Micro Sistemas. These funds are held in the user’s payment account until the user requests withdrawal.

Derecognition of Financial Liabilities

The Company derecognize a financial liability (or part of it) when it has been extinguished, i.e., when the obligation specified in the corresponding agreement is discharged, repaid or expires.

f.3) Derivatives

Derivatives are recognised at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.

Derivatives are used by Telecom and its subsidiaries to manage their exposure to exchange rate and interest rate risks.

At inception of the hedge relationship, the Company documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Company documents its risk management objective and strategy for undertaking its hedge transactions.

DFIs are classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months. They are classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The effective portion of changes in the fair value of DFI that are designated and qualify as cash flow hedges is recognised in OCI. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss, within “Financial costs”. When a hedge no longer meets the criteria for hedge accounting, gains or losses are immediately reclassified to profit or loss.

Changes in the fair value of DFI that do not meet the criteria for hedge accounting, are recorded in profit or loss.

If the hedged item is a prospective transaction that results in the recognition of a non-financial asset or liability or a firm commitment, the cumulative gain or loss that was initially recognized in OCI is reclassified to the carrying amount of such asset or liability.

For additional information about derivatives instruments, see Note 22.c).

g)    Inventories

Inventories are measured at the lower of the restated for inflation cost and net realizable value. The cost is determined under the weighted average price method. The net realizable value represents the estimated selling price in the ordinary course of business less the applicable variable sale costs.

The estimate of the Allowance for obsolescence of inventories is determined for those assets that, at year end, due to the advancement of technology and/or slow rotation, have lost their value.

The value of inventories does not exceed its recoverable value at the end of the year.

h)    PP&E

PP&E is measured at acquisition and/or construction cost restated for inflation less accumulated depreciation and impairment losses. Acquisition cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss within “Other operating expenses”.

Depreciation of PP&E is calculated on a straight-line basis over the ranges of estimated useful lives of each class of assets. The ranges of the estimated useful lives of the main classes of PP&E are the following:

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

i)    Intangible Assets

Intangible assets are valued at their restated for inflation cost, less accumulated amortization (in the case of intangible assets with a finite useful life) and impairment losses, if any.

Intangible assets comprise the following:

- Incremental Costs from the Acquisition of Contracts: These costs are capitalized as intangible assets to the extent the conditions for the recognition of an intangible asset are met, i.e., provided the Company expects to recover those costs and provided they are costs that the Company would not have incurred if the contract had not been successfully obtained. Such assets will be amortized under the straight-line method over the contractual relationship of the related transferred service.

- Licenses

a.	5G licenses: Includes the assignment of 5G spectrum of the frequency bands (3,400-3,500 MHz) assigned to the Company.
b.	3G/4G licenses: Includes the 3G and 4G frequency bands assigned to the Company.
c.	Núcleo´s licenses: Includes PCS licenses, for spectrum in the 700 MHz band and internet and data transmission licenses.
d.

PCS and SRCE licenses (Argentina), for which the Company’s Management has considered that the licenses have an indefinite useful life because there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the Company. Therefore, these licenses are subject to a recoverability assessment, at least on an annual basis.

The Company’s management has concluded that the licenses described in a), b) and c) have a finite useful life.

- Customer Relationship: Customer relationship comprises contracts with Telecom’s customers that were incorporated as a result of the merger between Telecom and Cablevisión, as well as those customer contracts identified as a result of acquisitions made by Telecom. They are amortized over the estimated term of the relationship with the acquired customers.

- Brands: It includes the brands Telecom and Personal, which were recognized as a result of the merger between Telecom and Cablevisión. Also, it includes the brand Foptik Internet by fiber optics, incorporated as a result of the acquisition of NYSSA. These brands are not amortized because they are considered to have an indefinite useful life, and, therefore, are subject to evaluation of their recoverability at least annually.

- Content activation: The Company capitalizes payments made for the acquisition of audiovisual content licenses and payments made for co-production of content, which includes direct costs and general production expenses, until the content is made available.

- Internally generated software: are internally generated developments that meet the capitalization criteria established in IAS 38, among others, that is, those directly attributable to the design and testing of identifiable software, which are recognized as intangible assets when the following criteria are met: a) it is technically feasible to complete the software so that it will be available for use; b) management intends to complete the software and use or sell it; c) there is an ability to use or sell the software; d) it can be demonstrated how the software will generate probable future economic benefits; e) adequate technical, financial and other resources to complete the development and to use or sell the software are available; and f) the expenditure attributable to the software during its development can be reliably measured. These costs include personnel remuneration costs.

Capitalised development costs are recorded as intangible assets and amortised from the point at which the asset is ready for use. Costs associated with maintaining software programs are recognised as an expense as incurred.

- Other: Included exclusivity rights and software rights of use, among others.

Depreciation of intangible assets is calculated on a straight-line basis over the ranges of estimated useful lives of each class of assets. The ranges of the estimated useful lives of the main classes of intangible assets are the following:

Estimated useful lives (years)
5G licenses	20
3G/4G licenses	15
Núcleo´s licenses	5 - 10
Customer Relationship	5 - 14
Incremental Costs from the Acquisition of Contracts	2
Content activation	2
Internally generated software	5 - 10
Other	2 - 28

Exchange of non-monetary assets

In accordance with IAS 38, to recognize an intangible asset through an exchange, it must have commercial substance. In that case, the cost of the intangible asset received will be measured at its fair value.

In relation to the spectrum assignment and return process (framed within the guidelines of IAS 38 regarding the exchange of non-monetary assets, see Note 2.e.iv), as of December 31, 2022, the Company recognized a net gain of $3,399 million, recorded under ‘Other operating expenses,’ generated by the difference between the book value and the fair value of the returned spectrum.

j)    Assets classified as held for sale

According to IFRS 5, non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for certain exceptions.

An impairment loss is recognised for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the noncurrent asset is recognised at the date of derecognition.

Non-current assets are not depreciated or amortised while they are classified as held for sale and are presented separately from the other assets in statements of financial position.

In June 2024, the Company classified two properties as available for sale, resulting in the reclassification of $2,631 million to the line item “Assets classified as held for sale.”

In December 2024, the Company completed the sale and transfer of title for one of the properties, with the fair value less sales costs amounting to $1,558 million. Consequently, the Company recorded a net gain of $1,079 million as of December 31, 2024, which was recognized under “Other operating costs.”

As of December 31, 2024, one property remains classified as held for sale, valued at $2,153 million.

The Company’s Management estimates that the title of this property will be transferred before June 2025.

Sale of the property “Costanera”

In 2022, the Company entered into an agreement for the sale of the ‘Costanera’ building, which was subject to the authorization of the sale by ENACOM. The sale price amounted to US$6 million net of selling expenses.

In October 2023, the Company signed the deed and delivered possession of the property.

Finally, considering that the carrying amount of the assets associated with the sale exceeded its recoverable value, which has been calculated based on fair value less costs of disposal (classified as level 1 in the fair value hierarchy), the Company, as of December 31, 2023 and 2022, recognized an impairment of $367 million and $14,680 million, respectively, recorded under Depreciation, Amortization and Impairment of Fixed Assets.

k)    Right of use assets and lease liabilities

Telecom maintains several contracts that fall under the definition of leases in accordance with IFRS 16, which can be summarized as follows: a) sites leases (for antenna placement); b) real estate leases (for commercial offices and others); c) poles leases (for wiring layout); d) dark fiber rights of use (for data transmission) and e) space leases (for localization of own antennas).

Right of use assets are measured at restated for inflation cost comprising the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

The average useful life is estimated at 1-6 years and the amortization of the right-of-use assets is calculated on a straight-line basis over the lease term of each agreement, except in those cases where the Company will exercise a call option, which will be amortized according to the useful life of the asset.

Lease liabilities include the net present value of the fixed payments (including in-substance fixed payments), less any lease incentives receivable, the variable lease payments that are based on an index or a rate, initially measured using the index or rate as at the commencement date, the amounts expected to be payable by the Company under residual value guarantees, the exercise price of a purchase option if the Company is reasonably certain to exercise that option, and the payments of penalties for terminating the lease, if the lease term reflects the Company exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

The financial results generated by lease liabilities (interest and exchange differences) are included in Other foreign currency exchange gains (losses) and Other interests, net within Other financial results, net.

Finally, the Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

l)    Goodwill

Goodwill is measured as described in item d.7) of this Note. Goodwill has indefinite useful life and its recoverable value must be assessed at least once a year.

m)    Impairment of Fixed Assets

The Company assesses whether there are any indicators of impairment in the value of the assets that are subject to amortization, contemplating both internal and external factors.

Intangible assets with an indefinite useful life and goodwill are not subject to amortization and are tested for impairment at least annually, at closing date of every year, or more frequently if events or circumstances indicate that they might be impaired.

The carrying value of an asset is considered impaired by the Company when it is higher than its recoverable value, which is the higher of the fair value (less direct selling costs) and its value in use. In this case, a loss shall be immediately recognized in the consolidated statement of income.

To assess impairment losses, the Company groups the assets into cash-generating units (CGU), which represent the smallest group of assets that generates independent cash inflows of the cash flows derived from other assets or groups of assets. The Company has defined, according to the characteristics of the services provided and its Fixed Assets that the operations carried out by the Company and its subsidiaries in Argentina of ICT services comprise a single CGU (CGU Telecom), and each foreign subsidiary and associate and other subsidiaries in Argentina offering other services than ICT services, represent separates CGUs. According to this, the net book value of a CGU includes goodwill, intangible assets with an indefinite useful life and assets with a defined useful life.

The table below shows the impairment recognized by concept:

	As of December 31,
	2024	2023	2022

	Gain (loss)
Return of radioelectric spectrum (See Note 2.e.iii)	—	—	(22,124)
Assets classified as held for sale (See Note 3.j)	—	(367)	(14,680)
Telecom Goodwill (See Note 3.u.1)	—	—	(2,017,275)
Goodwill allocated to subsidiaries	—	—	(528)
Others (a)	1,348	(466)	18,847
Total	1,348	(833)	(2,035,760)

a)	In 2022, it includes recovery of provisions for $17,989 million related to works in progress that were completed during that fiscal year.

Except for the above mentioned, no other significant impairments have been identified as a result of the evaluation realized.

The possible reversal of PP&E, intangible assets and rights of use assets impairment losses is reviewed for the issuance of all consolidated financial statements. The net effects of the constitution and recovery of the above-mentioned impairments are recorded under “Impairment of Fixed Assets”, which is described in Note 24.

For further information on recoverability of goodwill analysis, see item u.1) - “Recoverability of Goodwill” to this Note.

n)    Other liabilities

Pension Benefits

Pension benefits shown under Other liabilities represent accrued benefits under collective bargaining agreements for employees who retire upon reaching normal retirement age, or earlier due to disability in Telecom Argentina. Benefits consist of the payment of a single lump sum equal to the salary of one month for each five years of service at the time of retirement due to retirement age or disability. The collective bargaining agreements do not provide for other post-retirement benefits such as life insurance, health care, and other welfare benefits.

The net periodic pension costs are recognized in the income statement, segregating the financial component, as employees render the services necessary to earn pension benefits. However, actuarial gains and losses should be presented in the statements of comprehensive income. Actuarial assumptions and demographic data, as applicable, were used to measure the benefit obligation as required by IAS 19, as amended. The Company does not make plan contributions or maintain separate assets to fund the benefits at retirement.

The actuarial assumptions used are based on market interest rates, experience and the best estimate made by the Company’s Management of the future economic conditions. Changes in these assumptions may impact future benefit costs and obligations. The main assumptions used in determining expense and benefit obligations are the following:

	2024	2023	2022
Discount Rate (1)	3.0% - 7.7%	4.2% - 12.2%	6.0% - 11.6%
Projected increase rate in compensation	10.0% - 31.0%	32.0% - 175.0%	52.0% - 83.1%

1)	Represents real discount rates.

Additional information on pension benefits is provided in Note 18.

Deferred revenues on prepaid credit

Revenues from unused traffic and data packs for unexpired prepaid credits are deferred and recognized as revenue when they are used by customers or when such credit expires, whichever happens first.

Deferred revenues on connection fees

Non-refundable up-front connection or installation fees for fixed telephony, data, cable and Internet services are deferred over the term of the contract, or in the case of indefinite period contracts, over the average period of customer relationship.

Deferred Revenues on International Capacity Leases

Under certain network capacity purchase agreements, the Company sells excess purchased capacity to other carriers. Revenues are deferred and recognized as services are provided.

o)    Salaries and Social Security Payables

These include unpaid salaries, vacation and bonuses and their related social security contributions, as well as termination benefits, and are measured at the amounts expected to be paid when the liabilities are settled.

Termination benefits represent severance indemnities that are payable when employment is terminated in accordance with labor regulations, or when, at the discretion of the Company, an employee is offered severance in exchange for these benefits.

In the case of severance compensations resulting from agreements with employees leaving the Company upon acceptance of voluntary redundancy, the compensation is usually comprised of a special cash bonus paid upon signing the severance agreement, and in certain cases may include a deferred compensation, which is payable in monthly installments calculated as a percentage of the prevailing wage at the date of each payment (“prejubilaciones”). The employee’s right to receive the monthly installments mentioned above starts on the date they leave the Company and ends either when they reach the legal mandatory retirement age or upon the decease of the beneficiary, whichever occurs first.

p)    Taxes Payable

The main taxes that have an impact on net income are the following:

Income Tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

Income tax is recognized in the consolidated income statement, except to the extent that they relate to items recognized in Other comprehensive income or in equity, in which case they will also be recognized under such items. The income tax expense for the year comprises current and deferred tax.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company and its subsidiaries operate and generate taxable income. Management periodically evaluates uncertain tax positions taken based on what is described in section u.4 of this note.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the recast consolidated financial statements, whose reversals in the future will have an impact on taxable income. The deferred tax asset / liability is disclosed under a separate item of the Consolidated Statements of Financial Position.

Deferred tax assets (including unused tax loss carryforwards) are recognised only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses. Tax loss carryforwards may be computed against future taxable income for a maximum of five years, except for Chile where tax loss carryforwards have no statute of limitations.

Deferred tax assets that may arise from differences related to investments in controlled companies will be recognized whenever it is probable that the temporary differences will reverse in the foreseeable future and that taxable profits are available against which said temporary differences can be used.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously.

A deferred tax asset shall be subjected to a recoverability test at the end of every reporting period in line with what is described in section u.3 of this note.

In Argentina, since fiscal year 2021, Law No. 27,630 stablished an increasing rate scale related to the taxable income of each taxpayer, which is adjusted annually starting in fiscal year 2022 according to the CPI of October of the prior year to the adjustment, with respect to the same month of the previous year.

The scales of rates in force in each year presented based on the taxable income are detailed below:

Rate	2024	2023	2022
25%	Up to $34.7 million	Up to $14.3 million	Up to $7.6 million
30%	For the exceeding of $34.7 million and up to $347 million	For the exceeding of $14.3 million and up to $143 million	For the exceeding of $7.6 million and up to $76 million
35%	For the exceeding of $347 million	For the exceeding of $143 million	For the exceeding of $76 million

In addition, there is in force a withholding tax regime on distributed dividends of 7% applicable to shareholders who are Argentine resident individuals and to nonresident shareholders.

In Argentina, cash dividends received from a foreign subsidiary are computed on the statutory income tax rate under the application of the “world rate” principle. However, as per tax law, income taxes paid abroad may be recognized as tax credits, both the income tax paid abroad by the subsidiary and the withholding tax on cash dividends.

The statutory income tax rate in Uruguay was 25% for all years presented.

The statutory income tax rate in Paraguay was 10% for all years presented. Telecom Argentina recognized a deferred tax liability arising from the effect of the difference in the income tax rates between Argentina and Paraguay on the accumulated profits because it is probable that these accumulated profits will flow in the form of dividends subject to income tax. Additionally, there is a tax on dividends and profits with a rate of 8% for individuals or legal entities residing in Paraguay and 15% for non-residents.

In the USA, the federal flat income tax rate is 21%. For the State of Florida, the income tax rate is 5.5%. Additionally, the subsidiaries MFH, Naperville, and Saturn are not subject to income tax in the USA as they are “Foreign-owned US disregarded” LLCs.

In Chile, the income tax rate for companies under the Pro Pyme regime (as is the case of Ubiquo) is 10% for fiscal year 2023 and 12.5% for fiscal year 2024. Starting in fiscal year 2025, 25% will apply.

Income Tax Inflation Adjustment

In accordance with the provisions of the regulations in force in the Income Tax Law, the Company applies the income tax inflation adjustment set out in Title VI of the income tax law since fiscal year 2019, as since that year the variation of the CPI required was verified by the regulation.

The income tax inflation adjustment corresponding to fiscal years beginning on or after January 1, 2021, is fully charged to the fiscal year.

Additionally, it was established, in general, the update of the cost of several assets -in case of disposal- and the update of computable depreciation of Fixed Assets, to all acquisitions or investments made in fiscal years beginning on January 1, 2018 based on changes in the CPI.

On December 1, 2022, the Law No. 27,701 was enacted, which provided that taxpayers who determine a positive inflation adjustment in the first and second fiscal years beginning on January 1, 2022 may allocate one-third in that fiscal period and the remaining two-thirds in equal parts to the two immediately following fiscal periods. The computation in the indicated manner will proceed for those subjects who make investments in the purchase, construction, manufacture, elaboration or import of Fixed Assets (except automobiles) during each of the immediate fiscal periods following the computation of first third, for an amount greater than or equal to the 30 billion pesos. Given that the Company made investments during 2023 and 2024 - and plans to do so in 2025 - for more than $30 billion per year, as of December 31, 2022, and 2023, it has determined the tax inflation adjustment by imputing it as stipulated in Law No. 27, 701.

Other Taxes and fees

In addition, the Company is affected by various taxes and fees that affect its activity, such as: a) VAT, b) internal taxes, c) export duties, d) tax on bank credits and debits, e) turnover tax, f) municipal fees, g) SU contribution, h) ENACOM’s control, inspection and verification fee and Radioelectric Rights, i) tax on audiovisual communication services, among others.

PAIS Tax on Imports of Services and Goods

On July 24, 2023, PEN issued Decree No. 377/2023, regulated through the RG (AFIP) No. 5,393, which provides that all purchases of foreign currency made by residents in the country on or after July 24, 2023 for the payment of obligations related to the activities detailed below will be subject to the PAIS tax (Spanish acronym for the phrase “For an Inclusive and Supportive Argentina”):

i) Acquisition of certain services described in the decree provided from abroad or services provided by non-residents within the country. In these cases, at the time of access to MULC, a tax perception of 25% will be applied on the amount in pesos disbursed. The same is provided for freight and other transportation services for import or export operations of goods, or their acquisition in the country when they are provided by non-residents, being in these cases, the tax perception of 7.5%. Which, through Decree No. 29/2023, published in the Official Gazette on December 31, 2023 and regulated by RG (AFIP) No. 5,464, said rate was raised to 17.5% as of December 13, 2023.

ii) The import of goods included in the Mercosur Common Nomenclature (NCM, for its Spanish acronym) except for products listed in the Decree. In these cases, the regulation provided for the application of a 7.5% tax rate, said rate was raised to 17.5% as of December 13, 2023. Through RG (AFIP) No. 5,393, AFIP establishes the application of a payment on account of 7.125% that will be calculated based on the FOB value stated in the import declaration and must be made at the time of formalizing the import declaration. Said payment on account may be deducted from the determined tax of 7.5% that is applicable at the time of access to the exchange market. Through RG (AFIP) No. 5,464, the payment on account was raised to 16.625% as of December 13, 2023.

Additionally, on December 22, 2023, the PEN issued Decree No. 72/2023, regulated through GR (AFIP) No. 5,468, which stipulates that the subscription in pesos of bonds or securities issued in US dollars by the Central Bank of Argentina (BCRA) is subject to the PAIS tax (Spanish acronym for the phrase “For an Inclusive and Supportive Argentina”) by those who hold debts for imports of goods with customs entry registration and/or imports of services - as established by the BCRA - effectively provided, up to and including December 12, 2023. Such imports must fall within the scope of the provisions of Decree No. 377/2023. The tax rate shall be 0% for subscriptions made up to and including January 31, 2024. Starting February 1, 2024, the tax rate is the one applicable to the import of goods with customs entry registration and/or import of services - as established by the BCRA - effectively provided up to and including December 12, 2023, for which the bonds or securities are subscribed.

The tax described is an expense that, by its nature, is caused by a financial transaction, which is the payment of an obligation with third parties. Consequently, and following its accounting policy, the Company has defined its disclosure in the consolidated income statement in the line “Other financial results, net” as “Other taxes and bank expenses”. As of December 31, 2024 and 2023, the expense recognized by this tax amounts to $69,670 million and $8,906 million, respectively.

As provided in Law No. 27.541, the validity of the PAIS Tax ended on December 22, 2024.

q)    Provisions

The Company records provisions when it has a present, legal or constructive obligation, to a third party, as a result of a past event, when it is probable that an outflow of resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value of money is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, considering the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as finance expenses within “Other financial results, net”. For more information, see Note 19.

Provisions also include the expected costs of dismantling assets and restoring the corresponding site if a legal or constructive obligation exists.

r)    Dividends

Dividends payables are reported as a change in equity in the year in which they are approved by the Shareholders’ Meeting.

For non-cash assets dividends, dividends payable are valued at the fair value of the assets to be delivered.

s)    Merger Surplus

Due to the merger between Telecom Argentina (surviving entity and accounting acquired) and Cablevisión (absorbed entity), a merger surplus was generated, which mainly reflects the difference between the fair value of the consideration transferred and the book value of the equity of Telecom Argentina as of the effective date of the merger, which took place on January 1, 2018.

t)    Net Earnings (losses) per Share

Basic earnings (loss) per share is calculated by dividing the net income (loss) attributable to owners of the Parent by the weighted average number of ordinary shares outstanding during the year. On the other hand, diluted earnings (losses) per share is computed by dividing the net income (loss) for the year by the weighted average number of common shares issued and dilutive potential common shares at the closing of the year. Since the Company has no dilutive potential common stock outstanding, diluted earnings (losses) per share and basic earnings (losses) per share are the same.

For the years ended December 31, 2024, 2023 and 2022 the weighted average number of shares outstanding amounted to 2,153,688,011.

u)    Use of Estimates

The preparation of recast consolidated financial statements requires the Company’s Management to make estimates and assumptions based also on significant judgments, experience and hypotheses considered reasonable and realistic in relation to the information known at the time of the estimate.

Such estimates have an effect on the measurement of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements as well as the measurement of revenues and costs during the year. Actual results could differ, even significantly, from those estimates because of possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

The main accounting estimates and assumptions which require significant judgments, that could affect the valuation of assets and liabilities, are addressed below:

u.1)   Recoverability of Goodwill

As indicated in section m) of this Note, the Company monitors goodwill and determines its recoverable value using the higher value between its fair value less costs of disposal and its value in use.

a)    Year 2024

As of December 31, 2024, the Company reviewed the estimated recoverable value which was calculated based on the fair value less the costs of disposal of CGU Telecom, since it was higher than the value in use on the same date.

In order to determine the fair value less the costs of disposal, which amounted to $13,572,559 million as of December 31, 2024, the Company’s Management has considered the market capitalization value of CGU Telecom based on an average share market price of $2,635 ($3,213.8 in current currency as of September 30, 2025) per share of Telecom (calculated based on market prices in BYMA weighed by the volume of the transactions corresponding to the three-month period prior December 31, 2024).

The Company’s Management has used this valuation method because the share market price is volatile and subject to wide fluctuations, mainly due to the complex macroeconomic environment in the country.

In order to determine the fair value of the CGU Telecom, the above-mentioned market capitalization value was adjusted by (i) the estimated fair value of other CGUs; (ii) the effect of the net liabilities not subject to this impairment testing, calculated at their estimated fair value; (iii) the effect of a 29% control premium (determined by the Company with the assistance of independent advisors, based in the values observed in market transactions for the ICT Services industry for the period 2015 to 2024); and (iv) estimated disposal costs for an orderly transaction, which include costs such as legal and advisory fees that could be directly associated with the sale of the CGU Telecom. Therefore, the fair value qualifies as level 2 of fair value hierarchy in accordance with IFRS 13.

As a result of the calculation mentioned above, the recoverable value exceeded the carrying amount of the CGU Telecom by approximately 14.5%.

As a sensitivity analysis, the Company has evaluated that variations in the following key assumptions would equate the fair value less costs of disposal with the carrying amount of the Telecom CGU, noting that:

a)	Decreasing a 19.2% the market capitalization value, and keeping the rest of the assumptions stable, the fair value less disposal costs would equal its carrying amount of the CGU.
b)	Decreasing a 85.5% control premium, and keeping the rest of the assumptions stable, the fair value less disposal costs would equal its carrying amount of the CGU.

As of December 31, 2024, the results of recoverability test were satisfactory, therefore, no impairment has been recorded.

Regarding the tests carried out for foreign Goodwill, they were satisfactory, therefore, as of December 31, 2024, no impairment has been recorded.

b)    Year 2023

As of December 31, 2023, the Company reviewed the estimated recoverable value which was calculated based on the fair value less the costs of disposal of CGU Telecom, since it was higher than the value in use on the same date.

In order to determine the fair value less the costs of disposal, which amounted to $15,923,553 million as of December 31, 2023, the Company’s Management has considered the market capitalization value of CGU Telecom based on an average share market price of $1,321.4 ($3,509.6 in current currency as of September 30, 2025) per share of Telecom (calculated based on market prices in BYMA weighed by the volume of the transactions corresponding to the three-month period prior December 31, 2023).

The Company’s Management has used this valuation method because the share market price is volatile and subject to wide fluctuations, mainly due to the complex macroeconomic environment in the country.

In order to determine the fair value of the CGU Telecom, the above-mentioned market capitalization value was adjusted by (i) the estimated fair value of other CGUs; (ii) the effect of the net liabilities not subject to this impairment testing, calculated at their estimated fair value; (iii) the effect of a 29% control premium (determined by the Company with the assistance of independent advisors, based in the values observed in market transactions for the ICT Services industry for the period 2015 to 2023); and (iv) estimated disposal costs for an orderly transaction, which include costs such as legal and advisory fees that could be directly associated with the sale of the CGU Telecom. Therefore, the fair value qualifies as level 2 of fair value hierarchy in accordance with IFRS 13.

As a result of the calculation mentioned above, the recoverable value exceeded the carrying amount of the CGU Telecom by approximately 27.9%.

The Company has considered the following sensitivity analysis of the recoverability test, evaluating reasonably possible changes in the key assumptions:

c)	Decreasing a 35.6% the market capitalization value, and keeping the rest of the assumptions stable, the fair value less disposal costs would equal its carrying amount of the CGU.
d)	if the Company had not considered a control premium, keeping the rest of the premises stable, the fair value less disposal costs would be 10.3% higher the carrying amount of the CGU.

As of December 31, 2023, the results of recoverability test were satisfactory, therefore, no impairment has been recorded.

Regarding the tests carried out for foreign Goodwill, they were satisfactory, therefore, as of December 31, 2023, no impairment has been recorded.

c)	Year 2022

c.1) Impairment of Goodwill as of September 30, 2022

As of September 30, 2022, the events of Covid-19 pandemic and the international conflict between Ukraine and Russia, added to the prevailing political conditions, negatively affected the Argentine economy in general and the stock market. in particular, the Company’s Management identified the need to review the estimate of the recoverable value of goodwill assigned to the CGU Telecom.

As of September 30, 2022, the Company determined the recoverable value as fair value less costs of disposal, since it was higher than the value in use.

In order to determine the fair value less the costs of disposal of the CGU Telecom, which amounted to $11,024,551 million as of September 30, 2022, the Company’s Management has considered the market capitalization value based on an average share market price of $265.9 ($2,579.6 in current currency as of September 30, 2025) per share (calculated based on market prices in BYMA weighed by the volume of the transactions corresponding to the three-month period prior September 30, 2022).

The Company’s Management has used this valuation method because the share market price is volatile and subject to wide fluctuations, mainly due to the difficult macroeconomic environment.

In order to determine the fair value of the CGU Telecom, the above-mentioned market capitalization value was adjusted by (i) the estimated fair value of other CGUs; (ii) the effect of the net liabilities not subject to this impairment testing, calculated at their estimated fair value; (iii) the effect of a 28.6% control premium (determined by the Company with the assistance of independent advisors, based in the values observed in market transactions for the ICT Services industry); and (iv) estimated disposal costs for an orderly transaction, which include costs such as legal and advisory fees that could be directly associated with the sale of the CGU. Therefore, the fair value qualifies as level 2 of fair value hierarchy in accordance with IFRS 13.

As a result of the calculation mentioned above, the carrying amount of the CGU Telecom exceed the recoverable value by $2,017,275 million. Consequently, as of September 30, 2022, the Company recognized an impairment of goodwill for that amount, which is recorded in the line “Depreciation, amortization and impairment of Fixed Assets” of the Consolidated Income Statement, not affecting other Fixed Assets of the Company.

c.2)  As of December 31, 2022

As of December 31, 2022, the Company reviewed again the estimated recoverable value which was calculated based on the value in use, since it was higher than the fair value less the costs of disposal on the same date.

The cash flows used as the basis for calculating the value in use corresponded to the budget 2023 approved by Management which was used as the basis for cash flow projections until 2027.

In order to determine the terminal value of the cash-generating unit, the Company considered a normalized constant cash flow taking into consideration a long-term growth rate of normalized constant cash flow of 2.26%, consistent with ICT industry ratios.

For the preparation of such cash flows, the Company considered the current market situation in which Telecom operated. Likewise, the Company’s Management made estimates based on past performance and the future behavior of certain sensitive market assumptions, among them, the revenues, the discount rate after income tax, long-term growth rate of normalized constant cash flow and certain macroeconomic variables such as inflation and exchange rates.

Cash flows were discounted at a WACC of 11.04%, which reflected the specific risks related to the industry and the country in which the Company operates.

As a result of the calculation mentioned above, the value in use exceed the carrying amount of the CGU Telecom by approximately 3.4%.

The Company has considered the following sensitivity analysis of the recoverability test, evaluating reasonably possible changes in the key assumptions:

a)	Decreasing the long-term growth rate of normalized constant cash flow to 1.89%, and keeping the rest of the assumptions stable, the value in use would equal its carrying amount of the CGU Telecom.
b)	Increasing the WACC to 11.31%, and keeping the rest of the assumptions stable, the value in use would equal its carrying amount of the CGU Telecom.
c)	Decreasing the revenues by 1% for the cash flow period 2023-2027, and keeping the rest of the assumptions stable, the value in use would equal its carrying amount of the CGU Telecom.

As of December 31, 2022, the results of recoverability test were satisfactory, therefore, no impairment has been recorded in addition to described in section c.1).

Regarding the tests carried out for foreign Goodwill, they were satisfactory, therefore, as of December 31, 2022, no impairment has been recorded.

u.2)  Useful lives and residual value (non-amortizable) of PP&E and Intangible assets

PP&E and intangible assets with definite useful lives are depreciated or amortized on a straight-line basis over their estimated useful lives. The determination of the depreciable amount of the assets and their useful lives involves significant judgment. The Company periodically reviews, at least at each financial year-end, the estimated useful lives and the residual value of its PP&E and amortizable intangible assets.

u.3)  Income Tax and deferred tax: recoverability assessment of deferred tax assets and other tax receivables

Income taxes (current and deferred) are calculated in Telecom and its subsidiaries according to a reasonable interpretation of the tax laws in effect in each jurisdiction where the companies operate. The recoverability assessment of deferred tax assets sometimes involves complex estimates to determine taxable income and deductible and taxable temporary differences between the carrying amounts and the taxable amounts. In particular, deferred tax assets are recognized to the extent that future taxable income will be available against which they can be utilized. The measurement of the recoverability of deferred tax assets takes into account the estimate of future taxable income based on the Company’s projections.

The actual moment of the future taxable revenues and deductions may differ from those estimated, and may produce an impact on future income.

On the other hand, the recoverability assessment of the tax receivable related to the actions of recourse filed by the Company in connection with income tax inflation adjustment (Note 15), is based on the existing legal arguments and future behavior of Tax Courts and the National Tax Authority in revising the claims filed by the Company.

u.4)  Uncertain tax positions

The Company’s Management periodically evaluates the positions taken in tax returns regarding situations in which the applicable tax regulation is subject to interpretation considering the probability that the tax authority will accept each treatment, and, if applicable, records tax provisions to reflect the effect of uncertainty for each treatment based on the amount estimated to be paid to the tax authorities.

If the final tax result with respect to uncertain treatments is different from the amounts that were recognized, such differences will have an effect on income tax and deferred tax provisions in the year in which such determination is made.

Uncertain tax positions are described in Note 15 under the headings “Income Tax – Reimbursement Claims filed with the Tax Authority” resulting from reimbursement claims filed with the AFIP to claim the full income tax overpaid for fiscal years 2009-2017 under the argument that the inability to apply income tax inflation adjustment is confiscatory and “Income Tax – Inflation adjustment for tax purposes” which describes the criteria followed by the Company by which it has calculated in its tax return corresponding to fiscal year 2021 the restated tax amortization of all its fixed and intangible assets pursuant to Articles 87 and 88 of the Income Tax Law and applying the tax loss carryforwards from previous years in accordance with the restatement mechanism provided under Article 25 of such Law, a criterion that was applied for the determination of the income tax provision for the 2024 year.

u.5)  Provisions for Legal Claims and contingent liabilities

The Company is subject to proceedings, lawsuits and other claims related to labor, civil, tax, regulatory and commercial. In order to determine the proper level of provisions, Management assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. Internal and external legal counsels are consulted on these matters. A determination of the amount of provisions required, if any, is made after analysis of each individual issue.

The determination by the Company’s Management of the required provisions may change in the future, among other reasons, due to new events that occur in each claim, or facts not known at the time of the evaluation of the cases or changes in the jurisprudence or applicable legislation.

u.6)  Allowance for Bad Debts

The recoverability of trade receivables is measured by considering the aging of the accounts receivable balances, un-subscription of customers, historical write-offs, public sector and corporate customer creditworthiness and changes in the customer payment terms, as well as the estimates regarding future performance, assessing the expected credit loss in accordance with IFRS 9. If the financial condition of the customers were to deteriorate, the actual write-offs could be different from expected.

v)   New Standards and Interpretations issued by the IASB

v.1) New Standards and Interpretations issued by the IASB applied by the Company

The Company has applied the following new standards and amendments for the first time from January 1, 2024:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IFRS 16	Measurement of the lease liability in a sale and leaseback transaction	January 1, 2024
Amendments to IAS 1	Classification of liabilities as current and non-current exposed to covenants	January 1, 2024
Amendments to IAS 7 and IFRS 7	Disclosure requirements to enhance the transparency of supplier finance arrangements and their effects on a company’s liabilities, cash flows and exposure to liquidity risk.	January 1, 2024

The application of the detailed amendment did not generate any impact on the results of operations or the financial situation of the Company.

Additionally, the Company has adopted the agenda decision issued by the IFRIC on July 8, 2024, related to clarifications on what income and expense information should be disclosed according to IFRS 8.

v.2) New Standards and Interpretations issued by the IASB not in force

As of the date to prepare the Consolidated Financial Statements, the following new standards and amendments to the existing ones are mandatory for periods beginning after December 31, 2024:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 21	Lack of Exchangeability: Evaluation when a currency is exchangeable into another currency;	January 1, 2025
Amendments to IFRS 7 and 9	Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 7 and 9	Financial effects of nature-dependent electricity contracts, such as Power Purchase Agreements (PPAs) that rely on sources like wind and solar energy. Clarification, measurement, and disclosure.	January 1, 2026
IFRS 18	Presentation and disclosure in financial statements	January 1, 2027

If new standards or their amendments permit early adoption, it should be noted that on August 15, 2023, the CNV issued General Resolution No. 972/23, which does not allow early application of new IFRS Accounting Standards or their amendments, except that the CNV specifically permitted at the time of adoption. Management is analyzing the potential impacts of such standards.